Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Schedule of trade, other current receivables and prepayments

	At December 31,
	2024	2023
	$’m	$’m
Trade receivables	224	181
Other receivables and prepayments*	106	96
Related party receivables (note 27)	2	1
	332	278

Schedule of movements on the provision for impairment of current trade receivables

	2024	2023
	$'m	$'m
At January 1,	3	4
Provision for receivables impairment	7	8
Receivables written off during the year as uncollectible	—	(9)
At December 31,	10	3

Schedule of ageing analysis of trade receivables past due but not impaired

	At December 31,
	2024	2023
	$'m	$'m
Up to three months past due	8	11
Three to six months past due	—	3
Over six months past due	1	8
	9	22